Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-1126612
Plan number	002
Investment, number of shares (in shares) | shares
Investment, current value	$ 2,378,392
Notes receivable from participants, current value	$ 34,165
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares
Investment, current value	$ 1,860,713
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares
Investment, current value	$ 331,208
Investment, Identifier [Axis]: Collective investment trusts| AB US Large Cap Growth Collective Trust P-3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	5,418,653
Investment, current value	$ 170,308
Investment, Identifier [Axis]: Collective investment trusts| Diamond Hill Large Cap Fund R2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,437,901
Investment, current value	$ 68,201
Investment, Identifier [Axis]: Collective investment trusts| Northern Trust Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	226,164
Investment, current value	$ 226
Investment, Identifier [Axis]: Collective investment trusts| PIMCO Total Return Collective Investment Trust N
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,721,593
Investment, current value	$ 59,173
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Insitutional Total International Stock Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	243,594
Investment, current value	$ 34,274
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Institutional 500 Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,489,617
Investment, current value	$ 347,102
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Institutional Extended Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	324,740
Investment, current value	$ 41,762
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Institutional Total Bond Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	373,910
Investment, current value	$ 41,186
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	483,833
Investment, current value	$ 40,028
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,090,668
Investment, current value	$ 101,803
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,487,430
Investment, current value	$ 152,923
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,738,714
Investment, current value	$ 195,936
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,334,901
Investment, current value	$ 162,524
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,371,343
Investment, current value	$ 176,300
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	950,759
Investment, current value	$ 125,633
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	528,229
Investment, current value	$ 69,710
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	391,568
Investment, current value	$ 31,130
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	163,414
Investment, current value	$ 8,020
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement 2070 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	55,063
Investment, current value	$ 1,638
Investment, Identifier [Axis]: Collective investment trusts| Vanguard Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	526,142
Investment, current value	$ 32,836
Investment, Identifier [Axis]: Common stock| Assurant, Inc. stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	208,201
Investment, current value	$ 50,145
Investment, Identifier [Axis]: Money market fund| Vanguard Cash Reserves Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	136,325,896
Investment, current value	$ 136,326
Investment, Identifier [Axis]: Mutual funds| American Funds EuroPacific Growth Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,195,244
Investment, current value	$ 72,408
Investment, Identifier [Axis]: Mutual funds| T. Rowe Price Institutional Small-Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,196,703
Investment, current value	$ 102,316
Investment, Identifier [Axis]: Mutual funds| Vanguard Growth and Income Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,427,122
Investment, current value	$ 156,484